The Millicom Group - A.2.2. Material Joint Ventures - Guatemala and Honduras (Details)					12 Months Ended
	Nov. 18, 2020 USD ($)	Oct. 05, 2020 USD ($)	Jun. 01, 2020 USD ($)	Sep. 19, 2019 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Oct. 05, 2020 GTQ (Q)	Dec. 31, 2018 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of joint ventures [line items]
Depreciation and amortization					$ (1,196,000,000)		$ (1,208,000,000)		$ (1,100,000,000)
Operating profit (loss)					659,000,000	[1]	446,000,000		575,000,000
Profit (loss) before taxes from continuing operations					732,000,000	[1],[2]	(271,000,000)		218,000,000
Tax (charge) credit, net					(189,000,000)	[1]	(102,000,000)		(120,000,000)
Net profit (loss) for the period					542,000,000	[1],[3]	(385,000,000)		154,000,000
Total non-current assets (excluding goodwill)					12,852,000,000	[4]	10,114,000,000
Total non-current liabilities					7,914,000,000	[4]	7,540,000,000
Carrying value of investment in joint venture					596,000,000	[4]	2,642,000,000
Cash and cash equivalents					895,000,000	[2],[4]	875,000,000	[2]	1,164,000,000		$ 528,000,000
Debt and financing – non-current					5,904,000,000	[4]	5,578,000,000
Debt and financing – current					1,840,000,000	[4]	113,000,000
Net cash from operating activities					956,000,000	[2]	821,000,000		801,000,000
Net cash from (used in) investing activities					(2,703,000,000)	[2]	(495,000,000)		(1,502,000,000)
Net cash from (used in) financing activities					1,777,000,000	[2]	(598,000,000)		1,355,000,000
Exchange impact on cash and cash equivalents, net					(10,000,000)	[2]	(17,000,000)		(8,000,000)
Net (decrease) increase in cash and cash equivalents					20,000,000	[2]	(289,000,000)		645,000,000
Impairments/reversal of impairment, net					4,000,000		0
Interest expense on borrowings					345,000,000		386,000,000		348,000,000
Guatemala joint ventures
Disclosure of joint ventures [line items]
Revenue					1,379,000,000		1,503,000,000		1,434,000,000
Depreciation and amortization					(282,000,000)		(323,000,000)		(313,000,000)
Operating profit (loss)					462,000,000		452,000,000		429,000,000
Financial income (expenses), net (i)					(40,000,000)		(95,000,000)		(66,000,000)
Profit (loss) before taxes from continuing operations					432,000,000		347,000,000		356,000,000
Tax (charge) credit, net					(99,000,000)		(83,000,000)		(79,000,000)
Net profit (loss) for the period					333,000,000		264,000,000		277,000,000
Results for the year					183,000,000		144,000,000		152,000,000
Dividends and advances paid to Millicom					13,000,000		47,000,000		209,000,000
Total non-current assets (excluding goodwill)							2,195,000,000		2,517,000,000
Total non-current liabilities							751,000,000		1,216,000,000
Total current assets							742,000,000		717,000,000
Current liabilities							523,000,000		251,000,000
Total net assets							$ 1,662,000,000		$ 1,767,000,000
Group's share in %	55.00%						55.00%		55.00%
Group's share in USD millions							$ 914,000,000		$ 972,000,000
Goodwill and consolidation adjustments							1,117,000,000		1,117,000,000
Carrying value of investment in joint venture							2,031,000,000		2,089,000,000
Cash and cash equivalents							188,000,000		189,000,000
Debt and financing – non-current							619,000,000		1,152,000,000
Debt and financing – current							24,000,000		21,000,000
Net cash from operating activities					611,000,000		598,000,000		588,000,000
Net cash from (used in) investing activities					(192,000,000)		(289,000,000)		(205,000,000)
Net cash from (used in) financing activities					(406,000,000)		(308,000,000)		(412,000,000)
Exchange impact on cash and cash equivalents, net					1,000,000		(2,000,000)		1,000,000
Net (decrease) increase in cash and cash equivalents					13,000,000		(1,000,000)		$ (28,000,000)
Borrowings, redemption					18,000,000		$ 18,000,000
Proportion of ownership interest in joint venture	55.00%						55.00%		55.00%
Honduras joint ventures
Disclosure of joint ventures [line items]
Revenue					589,000,000		$ 552,000,000		$ 594,000,000
Depreciation and amortization					(124,000,000)		(132,000,000)		(132,000,000)
Operating profit (loss)					99,000,000		77,000,000		102,000,000
Financial income (expenses), net (i)					(34,000,000)		(24,000,000)		(37,000,000)
Profit (loss) before taxes from continuing operations					62,000,000		58,000,000		60,000,000
Tax (charge) credit, net					(22,000,000)		(19,000,000)		(21,000,000)
Net profit (loss) for the period					40,000,000		39,000,000		39,000,000
Results for the year					27,000,000		27,000,000		27,000,000
Dividends and advances paid to Millicom					0		24,000,000		28,000,000
Total non-current assets (excluding goodwill)					473,000,000		461,000,000		516,000,000
Total non-current liabilities					362,000,000		533,000,000		469,000,000
Total current assets					176,000,000		300,000,000		312,000,000
Current liabilities					305,000,000		236,000,000		183,000,000
Total net assets					$ (18,000,000)		$ (8,000,000)		$ 176,000,000
Group's share in %					66.70%		66.70%		66.70%
Group's share in USD millions					$ (12,000,000)		$ (5,000,000)		$ 117,000,000
Goodwill and consolidation adjustments					608,000,000		615,000,000		591,000,000
Carrying value of investment in joint venture					596,000,000		610,000,000		708,000,000
Cash and cash equivalents					39,000,000		60,000,000		40,000,000
Debt and financing – non-current					267,000,000		390,000,000		384,000,000
Debt and financing – current					73,000,000		10,000,000		39,000,000
Net cash from operating activities					166,000,000		151,000,000		169,000,000
Net cash from (used in) investing activities					(89,000,000)		(145,000,000)		(77,000,000)
Net cash from (used in) financing activities					(98,000,000)		14,000,000		(77,000,000)
Net (decrease) increase in cash and cash equivalents					$ (21,000,000)		$ 20,000,000		$ 15,000,000
Proportion of ownership interest in joint venture					66.70%		66.70%		66.70%
6.875% Senior Notes | Guatemala joint ventures
Disclosure of joint ventures [line items]
Notional amount												$ 800,000,000
Redemption price, percentage	102.292%
Payments to redeem borrowings	$ 834,000,000
Interest expense on borrowings	16,000,000
Redemption premium	18,000,000
Redemption, interest	7,000,000
Unamortized deferred costs	$ 8,000,000
Issuance price												98.233%
Telefonica Celular, S.A. de C.V. Credit Agreement | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount				$ 185,000,000
Borrowings term				10 years
Telefonica Celular, S.A. de C.V. Credit Agreement, Tranche A | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount				$ 100,000,000
Telefonica Celular, S.A. de C.V. Credit Agreement, Tranche B | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount				60,000,000
Telefonica Celular, S.A. de C.V. Credit Agreement, Tranche C | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount				25,000,000
Navega S.A. de C.V. | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount				$ 20,000,000
Borrowings term				10 years
Scotiabank Facility March 27, 2015 | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount				$ 250,000,000
Banco Industrial S.A. Credit Agreement | Guatemala joint ventures
Disclosure of joint ventures [line items]
Notional amount		$ 218,000,000								Q 1,697,000,000
Borrowings term		5 years
Banco Industrial S.A. Credit Agreement | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount				$ 90,000,000
Telefonica Celular, S.A. de C.V. Bank Loan Agreement | Honduras joint ventures
Disclosure of joint ventures [line items]
Notional amount			$ 32,000,000
Borrowings term			10 years
Fixed rate loans | 6.875% Senior Notes | Guatemala joint ventures
Disclosure of joint ventures [line items]
Borrowings, interest rate												6.875%
Effective interest rate | 6.875% Senior Notes | Guatemala joint ventures
Disclosure of joint ventures [line items]
Borrowings, interest rate												7.168%
LIBOR | Telefonica Celular, S.A. de C.V. Credit Agreement | Honduras joint ventures
Disclosure of joint ventures [line items]
Adjustment to interest rate basis				3.80%
LIBOR | Navega S.A. de C.V. | Honduras joint ventures
Disclosure of joint ventures [line items]
Adjustment to interest rate basis				3.80%
Floor | Telefonica Celular, S.A. de C.V. Credit Agreement | Honduras joint ventures
Disclosure of joint ventures [line items]
Borrowings, interest rate				5.25%
Floor | Navega S.A. de C.V. | Honduras joint ventures
Disclosure of joint ventures [line items]
Borrowings, interest rate				5.25%

[1]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[3]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[4]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.